UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: July 31, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

The Advisors’ Inner Circle Fund II

Reaves Utilities and Energy Infrastructure Fund

Annual Report	July 31, 2019

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

SHAREHOLDERS’ LETTER (UNAUDITED)

July 31, 2019

Dear Shareholder:

As you know, we invest primarily in infrastructure sectors such as utilities, telecommunications, energy and transportation. While the discussion below tends to focus on higher-level industry trends, our investment selection is conducted from the bottom up and is the outcome of a rigorous and independent research process. Our largest investments tend to have stable and growing cash flows, and pay dividends, with the prospect for dividend growth. The following review includes sector performance estimates on a consolidated basis, gross of fees.

In the twelve months ended July 31, 2019, the Reaves Utilities and Energy Infrastructure Fund (Ticker “RSRFX”) generated the following net-of-fee returns:

RSRFX	12.76%

S&P 500 Utilities Index[i]	16.53%

S&P Global Infrastructure Indexii	6.92%

Portfolio Review

From a macro perspective our portfolios benefitted from a flight to assets perceived as safer. This was especially evident in 2019 following a -13.52% decline in the S&P 500 Indexiii in the fourth quarter of 2018. While the broader market rose in 2019, there was an evident shift towards less risky asset classes.

Economic unease drove interest rates lower and coincided with a demographic trend favoring low volatility income-generating securities as baby boomers increasingly enter retirement age. Infrastructure securities enjoyed strong market sponsorship, particularly those with differentiated growth and low levels of international exposure.

In addition, there were several business trends worth noting that helped drive performance, all of which we discuss in more detail below. Cable and data center REITsiv recovered from depressed levels as fear subsided over slowing growth. Water utilities benefitted from accelerated growth prospects associated with development of more robust U.S. water systems. And electric repowering away from fossil fuels and in favor of renewables remained a major secular trend. These positives were somewhat offset by an investor exodus from fossil fuel-oriented energy companies as oil and gas commodities were in ample supply.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

Electric, Gas and Water Utilities

The utilities’ portfolio internal rate of return (IRR) v of 21.21% outperformed the 16.53% return of the S&P 500 Utilities Index. The greatest contribution came from our investments in American Water Works and Eversource Energy.

The yield on 10-year U.S. government bonds fell from about 3% to about 2% in the period due to growing evidence of global economic slowing. While trade tensions and leadership uncertainty may not be good for the broader market, they have been highly supportive of safe-haven assets like utilities. Demographic trends are also supportive as the average baby boomer is now 63 years old and more interested in retaining wealth than in rapid growth.

Domestic utilities also enjoy some of the best regulatory conditions in the world. This is due to state- level incentives to address the tremendous need for infrastructure renewal. According to a 2014 Department of Energy study, parts of the electric grid are over a century old and 70% of the network and generation plants are over 30 years old. As bad as this sounds, systems for delivering water and natural gas are in no better shape and need replacement. These themes are at the core of why American Water Works and Eversource Energy generated such good returns in the year.

While most utilities rose as a result of lower bond yields and safe-haven demand, faster growing companies in states with the friendliest regulation tended to outperform. American Water Works has a long runway of 8-10% annual earnings growth as it modernizes local water systems. Eversource, a company that also has a water division, benefitted from a growing project backlog to supply wind power to New England and the U.S. northeast.

Looking ahead, state-level regulation should remain a primary driver of future growth and here we remain optimistic. Just the replacement of old pipes should keep gas and water utilities busy for decades. New investment in wind and solar generation, as well as in associated transmission and distribution infrastructure remains robust.

Communications

The communications portfolio had an IRR of well over 20% which outperformed the S&P 500 Communications Services Indexvi return of 8.01%. These strong results were led by our investment in cable, tower, and data center companies.

Cable stocks fell late in 2018 due to concerns about the future growth of broadband services and related tax-loss selling. In particular, investors worried that the combination of increasingly high subscriber penetration rates and the prospects of new competition from next-generation wireless services would stunt growth. Cable stocks struggled as investors were concerned about potential new competition from wireless operators deploying next-generation / 5G networks. This bear case made

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

little sense to us given the extraordinary capital requirements necessary to deploy high frequency spectrum and the corresponding engineering limitations realized from weak propagation. As the mix-shift from lower-value products to higher-value broadband services accelerates for cable stocks, we expect that cash conversion will continue to improve.

Data centers, like cable companies, overcame growth-related concerns especially at the end of 2018, and have subsequently recovered. While strong secular cloud computing trends create a favorable backdrop for the industry at large, we have favored companies that have tangible exposure to retail and co-location and took advantage of the weakness to add to our positions.

Lastly, towers benefitted from declining interest rates, excellent business model fundamentals, and investor hope for increased customer activity on tower real estate. Specifically, as the odds of a Sprint/T-Mobile deal gaining regulatory approval increased, so too did the likelihood that Sprint’s long-fallow spectrum assets would be put to work by T-Mobile on macro tower sites. This would generate accretive amendments for tower operators. Additionally, as a condition of the deal approved by the DOJvii – but still being challenged by the State Attorney General – the entry of DISH Networks into the wireless business would be accelerated. DISH has a similarly large swath of unused spectrum that would need to be put to work in the form of new tower leases. Collectively, the proposed merger has the potential to drive elevated leasing trends for tower companies for years to come.

Energy & Transportation

The energy and transportation stocks in the portfolio negatively impacted the total return of the Fund in the period. We earned a positive return from our transportation investments but this was not enough to offset losses from energy. The Fund’s energy holdings declined by approximately 12.68% which outperformed the -16.00% return of the S&P 500 Energy Indexix.

During the period, the price of West Texas Intermediate (WTI) viii fell 17%, from $70.50 to $58.58 per barrel. Rapid production growth in the U.S. has kept the market well supplied and investors skeptical about the long-term potential for any sustained commodity rally. The prices of natural gas, ethane, propane and most chemicals also deteriorated, again due to shale driven oversupply.

While this backdrop was negative for producers, it was generally supportive for shipping companies, pipelines and rail transportation. Developers of processing capacity and oil/gas pipeline infrastructure like Oneok benefitted from positive operating conditions and modest growth opportunities. In addition, the company pays a high dividend, supported by long term contracts.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

It was also positive for transport companies in the form of lower fuel costs. Fuel costs are some of the largest line items for rail, trucking and airlines and can be some of the most volatile. Lower costs and longer-term visibility on lower costs helped drive increased earnings and greater investor comfort about future earnings potential.

In rail transportation specifically, we also saw benefit of operating improvements increasing profitability as companies adopted precision service railroading principles. While rail volumes have been weak due to economic uncertainty the industry continues to have pricing power as it takes market share from highway trucking.

Outlook

Our utility sector investments are focused in subsectors that have above-average organic growth. In particular, the outlook for water utilities and renewable developers remains very healthy. These companies should be able to raise their dividends at a measured pace and continue to provide stability to the portfolio in the event of unforeseen volatility.

In communications, we prefer infrastructure businesses with high barriers to entry, predictable business models, and the consistent ability to grow cash flow and return capital to shareholders. Specifically, we favor cable companies given their dominant position in broadband, a business with high rates of cash conversion. Additionally, we think communications REITs such as towers and retail data centers have developed wide and deep moats, with compelling secular growth drivers such as mobile broadband and cloud computing. We will remain more selective with traditional telecommunications businesses based on relative valuation and nearer term competitive dynamics.

Within energy, investor and lawmaker emphasis on environmental stewardship and the prospect of electric propulsion taking market share from the internal combustion engine has translated into long term challenges for the oil and gas industry. The industry remains a good source of current income, but we will remain discriminating in our investments and look for beneficiaries as the world changes how energy is produced and consumed.

In transportation we prefer businesses that have strategic advantages that translate into above average growth prospects.

We remain committed to providing you with a portfolio of well-researched, high-quality companies in vital industries that have the ability to grow earnings and dividends while providing substantial defensive characteristics.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

Sincerely,

Ronald J. Sorenson	Tim Porter
Chairman & Chief Investment Officer	Portfolio Manager

Performance data represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For performance current to the most recent month-end and after tax returns, please call 1.866.342.7058.

The above commentary represents management’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. This information should not be relied upon by the reader as research or investment advice regarding the Fund or any stock in particular, nor should it be construed as a recommendation to purchase or sell a security.

Mutual fund investing involves risk, including possible loss of principal. In addition to the normal risks associated with investing, narrowly focused investments typically exhibit higher volatility. There can be no assurance that the Fund will achieve its stated objective. Investments in securities of MLPs involve risk that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP. MLP common units and other equity securities can be affected by economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer. A company may reduce or eliminate its dividend, causing losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

Definition of the Comparative Indices

[i]	The S&P 500 Utilities Index is a capitalization-weighted index containing 30 electric and gas utility stocks (including multi-utilities and independent power producers).

ii

The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation and utilities.

iii

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The typical Reaves portfolio includes a significant percentage of assets that are also found in the S&P 500. However, Reaves’ portfolios are far less diversified, resulting in higher sector concentrations than found in the broad-based S&P 500 Index.

iv	REITs are real estate investment trusts.

[v]	Internal rate of return (IRR) is a calculation used to measure the rate of return of investments. The calculation omits external factors such as inflation.

vi	The S&P 500 Communication Services Index comprises those companies included in the S&P 500 that are classified as members of the GICS communication services sector.

vii	DOJ is the abbreviation for Department of Justice.

viii	West Texas Intermediate (WTI), also known as Texas light sweet, is a grade of crude oil used as a benchmark in oil pricing.

ix	The S&P 500 Energy Index comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

Growth of a $1,000,000 Investment (Unaudited)

	ANNUALIZED TOTAL RETURN FOR PERIODS ENDED JULY 31, 2019

	1 Year Return	3 Year Return	5 Year Return	10 Year Return

Reaves Utilities and Energy Infrastructure Fund, Institutional Class Shares	12.76%	8.11%	7.67%	11.01%
S&P 500 Index	7.99%	13.36%	11.34%	14.03%
S&P 500 Utilities Index	16.53%	8.20%	11.49%	11.72%

Institutional Class Shares were offered beginning December 22, 2004.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of comparative indices on page 6.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

SECTOR WEIGHTINGS†: (Unaudited)

† Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.1%

	Shares	Value
COMMUNICATION SERVICES — 17.1%
Alphabet, Cl A *	1,200	$1,461,840
Altice USA, Cl A *	67,800	1,749,918
CBS, Cl B	26,200	1,349,562
Charter Communications, Cl A *	4,300	1,657,134
TELUS	32,700	1,174,257

		7,392,711

ELECTRIC UTILITIES — 11.4%
Eversource Energy	22,440	1,702,298
NextEra Energy	10,400	2,154,568
NextEra Energy LP	21,400	1,040,896

		4,897,762

ENERGY — 11.5%
Chevron	9,100	1,120,301
Marathon Petroleum	27,600	1,556,364
ONEOK	21,200	1,485,696
Pioneer Natural Resources	5,700	786,828

		4,949,189

GAS — 11.0%
Atmos Energy	15,700	1,711,928
South Jersey Industries	38,800	1,321,140
TC Energy	35,400	1,733,184

		4,766,252

INDUSTRIALS — 10.2%
Canadian National Railway	17,350	1,641,484
Delta Air Lines	27,000	1,648,080

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Kansas City Southern	8,800	$1,088,912

		4,378,476

MULTI-UTILITIES — 10.8%
DTE Energy	12,850	1,633,364
NiSource	57,200	1,698,268
Sempra Energy	9,700	1,313,671

		4,645,303

REAL ESTATE — 16.1%
CoreSite Realty REIT	14,305	1,499,307
Crown Castle International REIT	11,600	1,545,816
Equinix REIT	3,800	1,907,980
SBA Communications, Cl A REIT	8,200	2,012,362

		6,965,465

WATER UTILITIES — 4.0%
American Water Works	15,100	1,733,178

TOTAL COMMON STOCK (Cost $30,086,379)		39,728,336

SHORT-TERM INVESTMENT (A) — 7.4%

SEI Daily Income Trust Treasury II Fund, Cl F, 1.970% (Cost $3,204,298)	3,204,298	3,204,298

TOTAL INVESTMENTS— 99.5% (Cost $33,290,677)		$42,932,634

Percentages are based on Net Assets of $43,129,479.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended July 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $33,290,677)	$42,932,634
Receivable for Capital Shares Sold	541,827
Dividends Receivable	25,780
Prepaid Expenses	6,989

Total Assets	43,507,230

Liabilities:
Payable to Custodian	233,250
Payable for Capital Shares Redeemed	33,934
Payable due to Adviser	28,528
Audit Fees Payable	22,870
Legal Fees Payable	15,442
Payable due to Administrator	10,617
Payable due to Trustees	3,894
Chief Compliance Officer Fees Payable	1,749
Other Accrued Expenses	27,467

Total Liabilities	377,751

Net Assets	$43,129,479

Net Assets Consist of:
Paid-in-Capital	$31,566,914
Total distributable earnings	11,562,565

Net Assets	$43,129,479

Net Asset Value, Offering and Redemption Price Per Share (unlimited authorization – no par value) Shares ($43,129,479 ÷ 4,077,616)	$10.58

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND FOR
THE YEAR ENDED
JULY 31, 2019

STATEMENT OF OPERATIONS
Investment Income
Dividend Income	$839,458
Less: Foreign Taxes Withheld	(29,276)

Total Investment Income	810,182

Expenses:
Investment Advisory Fees	315,049
Administration Fees	125,002
Professional Fees	57,270
Transfer Agent Fees	55,026
Registration Fees	22,139
Trustees’ Fees	15,577
Printing Fees	13,183
Custodian Fees	8,614
Chief Compliance Officer Fees	5,696
Insurance and Other Expenses	9,917

Total Expenses	627,473

Less: Investment Advisory Fees Waived	(81,713)
Less: Fees Paid Indirectly(1)	(357)

Net Expenses	545,403

Net Investment Income	264,779

Net Realized Gain on Investments	3,757,501
Net Realized Loss on Foreign Currency Transactions	(2,642)
Net Change in Unrealized Appreciation on Investments	649,905
Net Change in Unrealized Depreciation on Foreign Currency Transactions	(2,266)

Net Realized and Unrealized Gain on Investments	4,402,498

Net Increase in Net Assets Resulting from Operations	$4,667,277

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
Operations:
Net Investment Income	$264,779	$495,670
Net Realized Gain on Investments and Foreign Currency Transactions	3,754,859	1,892,882
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions	647,639	(549,294)

Net Increase in Net Assets Resulting from Operations	4,667,277	1,839,258

Distributions: (1)	(3,677,974)	(2,981,498)

Capital Share Transactions (2)
Issued	3,926,292	3,912,411
Reinvestment of Distributions	3,226,252	2,636,228
Redeemed	(11,963,522)	(6,459,131)

Net Increase/(Decrease) From Capital Share Transactions	(4,810,978)	89,508

Total Decrease in Net Assets	(3,821,675)	(1,052,732)

Net Assets:
Beginning of Year	46,951,154	48,003,886

End of Year (3)	$43,129,479	$46,951,154

(1)	Current presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 11).
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
(3)	Includes undistributed net investment income of $-, as of July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income November 5, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Years

	Institutional Class Shares(1)
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015
Net Asset Value, Beginning of Year	$10.34	$10.59	$11.79	$10.21	$11.42

Income (Loss) from Operations:
Net Investment Income(2)	0.06	0.11	0.12	0.10	0.12
Net Realized and Unrealized Gain/(Loss) on Investments	1.07	0.32	0.60	1.71	(0.44)

Total from Operations	1.13	0.43	0.72	1.81	(0.32)

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.13)	(0.26)	(0.15)	(0.14)
Net Realized Gains	(0.76)	(0.55)	(1.66)	(0.08)	(0.75)

Total Dividends and Distributions	(0.89)	(0.68)	(1.92)	(0.23)	(0.89)

Net Asset Value, End of Year	$10.58	$10.34	$10.59	$11.79	$10.21

Total Return †	12.76%	4.24%	7.51%	18.14%	(3.05)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$43,129	$46,951	$48,004	$50,927	$54,031
Ratio of Expenses to Average Net Assets (including waivers/ excluding fees paid indirectly)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (excluding waivers and fees paid indirectly)	1.49%	1.47%	1.48%	1.51%	1.31%
Ratio of Net Investment Income to Average Net Assets	0.63%	1.07%	1.16%	0.96%	1.11%
Portfolio Turnover Rate	31%	66%	45%	84%	62%

(1)	Effective November 28, 2016, Class A Shares converted to Institutional Class Shares.
(2)	Per share data calculated using average shares method.
†

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty funds. The financial statements herein are those of the Reaves Utilities and Energy Infrastructure Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The investment objective of the Fund is total return from income and capital growth. The Fund is a diversified fund, and invests primarily in securities of domestic and foreign public utility and energy companies, with a concentration (at least 80% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

NASDAQ Official Closing Price will be used. All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2019, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the year ended July 31, 2019, there have been no changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2019, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/ or relative net assets.

Dividends and Distributions to Shareholders — The Fund seeks to declare quarterly dividends at fixed rates approved by the Board. To the extent that the amount of the Fund’s net investment income and short-term capital gains is less than the approved fixed rate, some of its dividends may be paid from net capital gains or as a return of shareholder capital. To the extent the amount of the Fund’s net investment income and short-term capital gains exceeds the approved fixed rate, the Fund may pay additional dividends. An additional distribution of net capital gains realized by the Fund, if any, may be made annually; provided, however, that no more than one distribution of net capital gains shall be made with respect to any one taxable year of the Fund (other than a permitted, supplemental distribution which does not exceed 10% of the aggregate amount distributed for such taxable year).

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Transfer Agent and Custodian Agreements

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee (subject to certain minimums), which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended July 31, 2019, the Fund was charged $125,002 for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2019, the Fund earned credits of $357, which were used to offset transfer agent expenses. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 1.30% of the Institutional Class Share average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of July 31, 2019, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

the Adviser were $84,515 expiring in 2020, $79,061 expiring in 2021, and $81,713, expiring in 2022. During the year ended July 31, 2019, there has been no recoupment of previously waived and reimbursed fees.

6.	Share Transactions:

	Year Ended July 31, 2019	Year Ended July 31, 2018
Share Transactions:
Institutional Class Shares
Issued	372,092	385,223
Reinvestment of Distributions	364,659	259,575
Redeemed	(1,198,977)	(639,865)

Net Increase/(Decrease) in Shares Outstanding	(462,226)	4,933

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended July 31, 2019 were $12,823,387 and $22,627,385, respectively. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. During the year ended July, 31, 2019, there were no such permanent reclassifications.

The tax character of dividends and distributions declared during the fiscal years ended July 31, 2019 and 2018 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2019	$ 655,390	$ 3,022,584	$ 3,677,974
2018	493,434	2,488,064	2,981,498

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

As of July 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$365,346
Undistributed Long-Term Capital Gains	1,555,259
Unrealized Appreciation	9,641,957
Other Temporary Differences	3

Total Distributable Earnings	$11,562,565

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2019 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$33,290,677	$9,753,324	$(111,367)	$9,641,957

9.	Concentration/Risks:

The Fund has adopted a policy to concentrate its investments (at least 80% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund’s investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

Equity Risk – Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, interests in MLPs, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Foreign Security Risk – Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

10.	Other:

At July 31, 2019, 16% of the total Institutional Class Shares outstanding was held by one record shareholder. This shareholder is comprised of an omnibus account that was held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income:

July 31, 2018
Net Investment Income	$(571,908)
Net Realized Gains	(2,409,590)

Total Distributions	$(2,981,498)

12.	New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and

Shareholders of Reaves Utilities and Energy Infrastructure Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Reaves Utilities and Energy Infrastructure Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedule of investments, as of July 31, 2019, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Reaves Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

September 27, 2019

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees who may

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years

INTERESTED TRUSTEES[2] [3]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

INDEPENDENT TRUSTEES[3]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 20 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling

1-866-342-7058. The following chart lists Trustees and Officers as of July 31, 2019.

Other Directorships

Held in the Past Five Years4

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust,
SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation;
SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International
Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

4

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (UNAUDITED)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[2]
Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Robert Mulhall (Born: 1958)	Trustee (Since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.
Bruce R. Speca (Born: 1956)	Trustee (since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
OFFICERS
Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Trustees oversee 20 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
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Other Directorships

Held in the Past Five Years3

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds and Frost Family of Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

None.

None.

None.

None.

3

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (UNAUDITED)

Name and Year of Birth	Position with the Trust and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Robert Morrow (Born: 1978)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007
Bridgett E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
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Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2019 to July 31, 2019).

The table on the following page illustrates your Fund’s costs in two ways.

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar value expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes —NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return

Institutional Class Shares	$1,000.00	$1,136.50	1.30%	$6.89
Hypothetical Fund Return

Institutional Class Shares	$1,000.00	$1,018.35	1.30%	$6.51

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
JULY 31, 2019

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a July 31, 2019 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2019 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2019, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Qualifying Business Income (3)	Interest Related Dividend (4)	Short-Term Capital Gains Dividends (5)
82.18%	17.82%	100.00%	55.97%	69.61%	8.41%	0.00%	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.
(4)

The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

NOTES

Reaves Utilities and Energy Infrastructure Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

W.H. Reaves & Co, Inc.

10 Exchange Place

18th Floor

Jersey City, NJ 07302

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

WHR-AR-001-1500

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan, and whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2019			FYE July 31, 2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$95,320	None	None	$332,660	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE July 31, 2019	FYE July 31, 2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31st were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: October 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: October 8, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: October 8, 2019